FINANCIAL AND OTHER INCOME, NET (Tables)	6 Months Ended
Jun. 30, 2021
FINANCIAL AND OTHER INCOME, NET [Abstract]
Schedule of Financial And Other Income, Net
	Six months ended June 30,
	2021	2020
	Unaudited

Interest income	$528	$878
Exchange rate differences and other	31	(72)

Financial and other income, net	$559	$806